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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       November 3, 2004
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $933,484,529
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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
                                                                                                              VOTING AUTHORITY
                                 TITLE OF                VALUE   SHARES/    SH/  PUT/  INVSTMT  OTHER   ----------------------------
       NAME OF ISSUER             CLASS    CUSIP       X($1000)  PRN AMT    PRN  CALL DISCRETN MANAGERS SOLE      SHARED     NONE
AFP Provida Spons                  ADR   US00709P1084   12,722    477,900    SH       Sole     1          244,200    0      233,700


America Movil                      Ord   US02364W1053  136,897  3,507,491    SH       Sole     1        2,249,041    0    1,258,450


Anglogold Ashanti Ltd Spon         ADR   US0351282068   87,103  2,239,151    SH       Sole     1        1,789,173    0      449,978


Check Point Software Tech Ltd      Ord   IL0010824113   63,487  3,741,159    SH       Sole     1        2,498,459    0    1,242,700


Embotelladora Andina Rep A         ADR   US29081P2048   11,551    916,755    SH       Sole     1          591,905    0      324,850


Embotelladora Andina Rep B         ADS   US29081P3038   59,035  4,827,910    SH       Sole     1        3,622,410    0    1,205,500


Femsa                              ADS   US3444191064  131,806  2,983,394    SH       Sole     1        1,890,254    0    1,093,140


Grupo Aeroportuario Sureste        ADR   US40051E2028    7,007    317,054    SH       Sole     1          317,054    0            0


Kookmin Bank Spons                 ADR   US50049M1099    3,758    117,700    SH       Sole     1                0    0      117,700


KT Corporation                     ADR   US48268K1016   23,075  1,277,000    SH       Sole     1          861,050    0      415,950


Matav                              ADS   US5597761098   36,306  1,716,214    SH       Sole     1        1,361,714    0      414,500


Minera Buenaventura                ADS   US2044481040   20,090    845,902    SH       Sole     1          497,146    0      348,756


Mobile Telesystems                 ADR   US6074091090   78,500    541,415    SH       Sole     1          421,715    0      119,700


Orbotech Ltd                       Com   IL0010823388    7,837    448,062    SH       Sole     1          237,101    0      210,961


Quilmes Industrial (New
   Preferred)                      ADR   US74838Y2072   10,891    605,040    SH       Sole     1          347,495    0      257,545


SK Telecom Co Ltd                  ADR   US78440P1084   14,304    735,400    SH       Sole     1          485,100    0      250,300


Taiwan Semiconductor Co Ltd        ADR   US8740391003    8,760  1,226,831    SH       Sole     1          514,287    0      712,544


Telefonos de Mexico (L)            ADS   US8794037809   80,044  2,480,461    SH       Sole     1        1,582,161    0      898,300


Vale Rio Doce Spons                ADR   US2044121000  124,775  6,481,800    SH       Sole     1        4,480,342    0    2,001,458


Wimm-Bill-Dann Foods               ADR   US97263M1099   15,547  1,019,500    SH       Sole     1        1,019,500    0            0

                                         Total         933,485